Cover	Aug. 11, 2023
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Document Period End Date	Aug. 11, 2023
Entity File Number	000-30262
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address Address Line 1	500 Union Street
Entity Address Address Line 2	Suite 810
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98101
City Area Code	206
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSE